Commitments and Contingencies (Loan Related Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan Origination [Member]
Fair Value	$ 39,093	$ 39,133
Standby Letters of Credit [Member]
Fair Value	2,414	1,538
Construction Loans in process [Member]
Fair Value	13,774	3,588
Unused lines of Credit [Member]
Fair Value	$ 41,824	$ 29,261